FAIR VALUE DISCLOSURES - Reconciliation of Level 3 Fair Value (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	$ 4,538	$ 18,022
Net change in fair value	1,902	(7,413)	$ 3,493
Issuances		1,170	14,529
Exercise of warrants		(7,241)
Balance at the end	6,440	4,538	$ 18,022
Embedded conversion options
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning	41,697
Net change in fair value	23,317
Issuances		41,697
Settlement of convertible notes	$ (65,014)
Balance at the end		$ 41,697